Borrowings and financial liabilities - Accounting treatment of warrants cancellation (Details)				12 Months Ended
	Nov. 19, 2021 € / shares shares	Apr. 30, 2020 € / shares	Jul. 10, 2015 € / shares	Dec. 31, 2021 € / shares shares
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares				2,218,293
Exercise price per share | € / shares		€ 0.27	€ 6.00	€ 0.56
Warrant Term		5 years	4 years	85 years
Input to valuation				0.96
Warrants 2018 to Kreos [Member]
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares	2,218,293			2,218,293
Exercise price per share | € / shares	€ 0.56			€ 0.56
Warrants 2018 to Kreos [Member] | Maturity
Disclosure of financial liabilities [line items]
Warrant Term	7 years			6 years 10 months 17 days
Warrants 2018 to Kreos [Member] | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85			85